Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	$ 209,697	$ 209,667
Amortization of right-of-use assets	227,279	188,327
Interest on lease liabilities	86,028	71,337
Variable rent expense	0	19,798
Total finance lease cost	$ 313,307	$ 279,462